SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment, Net
Digital display network equipment	5 years
Gas station display network equipment	5 years
Furniture and fixture	5 years
Computer and office equipment	3-5 years
Vehicle	5 years
Software	5 years
Property	50 years
Leasehold improvement	Shorter of the term of the lease
or the estimated useful lives of the assets

Schedule of Estimated Economic Lives of Intangible Assets
TV program license	20 years
Audio-vision programming & broadcasting qualification	19.5 years
Customer relationships	3-3.4 years
Contract backlog	1.2-3 years
Concession agreements	3.8-10 years
Non-compete agreements	4.4 years

Schedule of Revenue and Accounts Receivable of Major Customers
Customer	For the years ended December 31,
	2012	2013	2014

A	11.2%	6.7%	0.5%

Customer	As of December 31,
	2013	2014

B	10.4%	7.2%